Consolidated statements of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows of operating activities
Profit for the year	$ 416,263,000	$ 32,682,000	$ 602,935,000
Proceeds from sales of goods and services	1,142,569,000	782,421,000	809,668,000
Dividends received from associates	168,890,000	147,286,000	79,140,000
Recovery of taxes	35,455,000	48,417,000	32,793,000
Interest received	5,210,000	5,123,000	2,915,000
Dividends received from other investments	1,150,000	150,000	0
Royalty received	0	0	5,183,000
Payments to suppliers and third parties, and other net	(550,203,000)	(484,903,000)	(580,468,000)
Payments to and for employees	(149,482,000)	(136,612,000)	(123,903,000)
Income tax and royalties paid to Peruvian State	(58,918,000)	(30,049,000)	(82,637,000)
Short-term and low value lease payments	(47,746,000)	(42,264,000)	(41,352,000)
Interest paid	(38,172,000)	(39,590,000)	(41,132,000)
Payments of royalties to third parties	(15,832,000)	(12,832,000)	(11,053,000)
Payments for tax litigation	(6,862,000)	(10,115,000)	(7,488,000)
Net increase (decrease) in operating liabilities:
Net cash flows generated from operating activities	486,059,000	227,032,000	41,666,000
Cash flows of investing activities
Proceeds from sale of property, plant and equipment	11,131,000	9,689,000	13,116,000
Collection for sale of participation in Yanacocha	0	0	300,000,000
Collection for purchase of Minera La Zanja S.R.L. shares	0	0	45,000,000
Payments for acquisition of property, plant and equipment	(337,743,000)	(238,669,000)	(151,973,000)
Payments for acquisition of other assets	(2,506,000)	(3,804,000)	(290,000)
Acquisition of investment in associate	0	0	(1,677,000)
Cash contribution in associate	(400,000)	0	0
Net cash flows from (used in) investing activities	(117,924,000)	(205,536,000)	205,753,000
Cash flows of financing activities
Proceeds from bank loans	0	49,000,000	0
Decrease of restricted time deposits	0	0	29,117,000
Senior notes bonds issued, net of issuance costs	(79,602,000)	(31,034,000)	(323,057,000)
Payments of financial obligations	0	(49,000,000)	(50,000,000)
Dividends paid to controlling interest	(18,440,000)	(18,542,000)	(18,542,000)
Lease payments	(4,138,000)	(4,475,000)	(4,638,000)
Dividends paid to non-controlling interest	(7,343,000)	(1,607,000)	(2,647,000)
Decrease (increase) of bank accounts in trust	33,000	34,000	(733,000)
Net cash flows used in financing activities	(109,490,000)	(55,624,000)	(370,500,000)
Increase (decrease) in cash and cash equivalents for the year, net	258,645,000	(34,128,000)	(123,081,000)
Cash and cash equivalents at beginning of year	219,790,000	253,918,000	376,999,000
Cash and cash equivalents at year-end	478,435,000	219,790,000	253,918,000
Financing and investing activities not affecting cash flows:
Leases additions	497,000	1,137,000	11,712,000
Due from for sales of properties and concessions	100,000	2,744,000	2,119,000
Changes in estimates of mine closure plans	65,397,000	11,879,000	(21,869,000)
Unrealized income (loss) in investments	0	3,000	(101,000)
Contacto Corredores de Seguros S.A.
Cash flows of investing activities
Proceeds from sale of investments in subsidiaries	1,060,000	27,003,000	0
S.M.R.L. Chaupiloma Dos de Cajamarca
Cash flows of investing activities
Proceeds from sale of investments	210,534,000	245,000	1,577,000
Sociedad Minera Cerro Verde S.A.A
Cash flows of operating activities
Profit for the year	953,177,000	778,964,000	925,353,000
Adjustments to reconcile profit after income tax to net cash flows from operating activities:
Income tax expense	566,927,000	545,948,000	521,843,000
Depreciation and amortization	585,346,000	543,658,000	504,750,000
Work in progress stockpiles write-off	0	1,527,000	7,668,000
Accretion on the provision for remediation and mine closure	11,160,000	9,917,000	4,566,000
Loss on materials obsolescence, net	6,897,000	12,496,000	4,053,000
Reversal of Supplemental fund retirement deferred	(5,414,000)	0
Loss on asset values impairment	19,000	3,546,000
Gain on sale of property, plant and equipment	370,000	138,000	(279,000)
Gain on uncertain income tax positions	(2,373,000)	(1,617,000)	(19,667,000)
Profit sharing adjustments	0	0	(1,585,000)
Canceled capital projects	0	2,164,000	18,000
Share-based payments cost	2,166,000	2,776,000	2,502,000
Net (increase) decrease in operating assets:
Trade and other receivables	78,498,000	113,420,000	(95,416,000)
Other accounts receivable	(825,000)	1,178,000	(4,057,000)
Inventories and stockpiles and ore on leach pads	35,942,000	(22,305,000)	(58,111,000)
Other non-financial assets	9,418,000	52,204,000	(22,430,000)
Net increase (decrease) in operating liabilities:
Trade and other payables	(9,950,000)	(31,375,000)	60,574,000
Other accounts payable	2,721,000	(15,981,000)	(9,721,000)
Benefits to employees	2,651,000	(26,396,000)	(16,695,000)
Other provisions	14,851,000	2,129,000	(3,310,000)
Interest paid (not included in the financing activities)	(1,765,000)	(1,774,000)	(3,934,000)
Interest on lease payments	(3,320,000)	(3,685,000)	(3,912,000)
Income tax paid	(547,898,000)	(599,674,000)	(925,149,000)
Net cash flows generated from operating activities	1,698,598,000	1,367,258,000	867,061,000
Cash flows of investing activities
Proceeds from sale of property, plant and equipment	271,000	2,277,000	384,000
Payments for acquisition of property, plant and equipment	(345,802,000)	(312,206,000)	(206,354,000)
Stripping activity asset	(312,608,000)	(344,054,000)	(304,198,000)
Net cash flows from (used in) investing activities	(658,139,000)	(653,983,000)	(510,168,000)
Cash flows of financing activities
Proceeds from bank loans	0	0	325,000,000
Payments of financial obligations	0	0	(325,000,000)
Lease payments	(10,398,000)	(7,423,000)	(12,327,000)
Payments of revolving credit facility	0	0	(325,000,000)
Dividends	(850,000,000)	(750,000,000)	(400,000,000)
Other financial payments	0	0	(3,482,000)
Net cash flows used in financing activities	(860,398,000)	(757,423,000)	(740,809,000)
Increase (decrease) in cash and cash equivalents for the year, net	180,061,000	(44,148,000)	(383,916,000)
Cash and cash equivalents at beginning of year	509,616,000	553,764,000	937,680,000
Cash and cash equivalents at year-end	689,677,000	509,616,000	553,764,000
Transactions with no effects in cash flows:
Changes on the provision for remediation and mine closure	$ 36,885,000	$ (40,425,000)	$ 17,812,000